STOCK-BASED COMPENSATION - Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 544	$ 468	$ 512
Income tax benefits	(179)	(156)	(174)
Net stock-based compensation cost	364	312	338
Stock-based compensation cost, unrecognized, related to non-vested awards	$ 934	871
Stock-based compensation cost, unrecognized, related to non-vested awards, weighted average period of recognition	2 years 7 months 6 days
Cost of sales
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 88	100	121
SG&A expense
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	401	322	350
Research, development and engineering
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 55	51	54
Other (income) and expense
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost		$ (6)	$ (13)